Dec. 30, 2014
I | Fidelity Emerging Markets Discovery Fund
Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.